Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Organization
Organization
MediaCo Holding Inc. (“MediaCo” or the “Company”) is an Indiana corporation formed in 2019 by Emmis Communications Corporation (“Emmis”) to facilitate the sale of a controlling interest in Emmis’ radio stations
WQHT-FM
and
WBLS-FM
(the “Stations”) to SG Broadcasting LLC (“SG Broadcasting”), an affiliate of Standard General L.P. (“Standard General”) pursuant to an agreement entered into on June 28, 2019. The sale (the “Transaction”) closed on November 25, 2019. On November 26, 2019, the Company’s Form 10 was declared effective and the Company became subject to SEC periodic filing requirements. As of December 31, 2019, all of the Company’s Class A common stock was held by Emmis and all the Company’s Class B common stock was held by SG Broadcasting. On January 17, 2020, Emmis distributed the Class A common stock pro rata to Emmis’ shareholders, making MediaCo a publicly traded company listed on the Nasdaq Capital Market.
Unless the context otherwise requires, references to “we”, “us” and “our” refer to MediaCo after giving effect to the contribution of the Stations by Emmis, as well as to the Stations while they were wholly owned by Emmis. Prior to November 25, 2019, MediaCo had not conducted any business as a separate company and had no assets or liabilities. The operations of the Stations contributed to us by Emmis on November 25, 2019, are presented as if they were our operations for all historical periods described and at the carrying value of such assets and liabilities reflected in Emmis’ books and records.
On December 9, 2019, the Company’s Board approved the assumption from an affiliate of SG Broadcasting of an agreement to purchase FMG Valdosta, LLC and FMG Kentucky, LLC (“Fairway Outdoor”) from Fairway Outdoor Advertising Group, LLC (the “Fairway Acquisition”). Closing of the transaction occurred on December 13, 2019. FMG Valdosta, LLC and FMG Kentucky, LLC are outdoor advertising businesses that operate advertising displays principally across Kentucky, West Virginia, Florida and Georgia.
Our assets consist of two radio stations,
WQHT-FM
and
WBLS-FM,
which serve the New York City metropolitan area, as well as approximately 3,500 advertising structures in the Southeast (Valdosta) region and
Mid-Atlantic
(Kentucky) region of the United States. We derive our revenues primarily from radio and outdoor advertising sales, but we also generate revenues from events, including sponsorships and ticket sales.
On October 25, 2019, in order to more closely align our operations and internal controls with standard market practice, our Board of Directors approved the change in our fiscal year end from the last day in February to December 31. The result is that the comparative period of this report covers the ten-month
period March 1, 2019 to December 31, 2019. A comparative, unaudited income statement for the year ended December 31, 2019 is presented below.

For the Year Ended December 31, 2019 (unaudited)
NET REVENUES	$45,834
OPERATING EXPENSES:
Operating expenses excluding depreciation and amortization expense	35,606
Corporate expenses	4,303
Depreciation and amortization	1,352

Total operating expenses	41,261

OPERATING INCOME	4,573

OTHER EXPENSE:
Interest expense	(821)

Total other expense	(821)

INCOME BEFORE INCOME TAXES	3,752
PROVISION FOR INCOME TAXES	1,646

CONSOLIDATED NET INCOME	2,106
PREFERRED STOCK DIVIDENDS	110

NET INCOME ATTRIBUTABLE TO COMMON SHAREHOLDERS	$1,996

NET INCOME PER SHARE- BASIC AND DILUTED	0.91
WEIGHTED AVERAGE SHARES OUTSTANDING- BASIC AND DILUTED	2,195,300

Basis of Presentation and Combination
Basis of Presentation and Combination
Our Consolidated and Combined Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). All significant intercompany balances and transactions have been eliminated. In the opinion of management, all adjustments necessary for fair presentation (including normal recurring adjustments) have been included.
For the period from March 1, 2019 through November 25, 2019 of the ten months ended December 31, 2019, MediaCo was 100% owned by Emmis. Our financial statements for these periods are derived from the books and records of Emmis and were carved-out
from Emmis at a carrying value reflective of historical cost in Emmis’ records. Our historical combined financial results include an allocation of expense related to certain Emmis corporate functions, including executive oversight, legal, finance, human resources, and information technology. These expenses have been allocated to us based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount and other measures. We consider this expense allocation methodology and results thereof to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had we operated as an independent, publicly traded company for all periods presented. It is impracticable to estimate what the standalone costs of MediaCo would have been in the historical periods.
The equity balance in the consolidated and combined financial statements prior to the Transaction represents the excess of total assets over total liabilities. All transactions between the Stations and Emmis were considered to be effectively settled in the consolidated and combined financial statements at the time the intercompany transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected in the consolidated and combined statements of cash flow as a financing activity and in the consolidated and combined statements of changes in equity as net parent company investment.
Upon consummation of the Transaction, the debt which the Company assumed in connection with transactions between shareholders was recorded to equity, and the total amount of net parent company investment was reclassified to additional paid in capital in the accompanying consolidated and combined financial statements.
In connection with the Transaction, the Company recorded deferred tax assets associated with the difference between the book basis and the tax basis of the Stations’ assets. The Company also eliminated certain tax accounts of the Stations from historical periods prior to the Transaction. These adjustments are included as transaction adjustments in the accompanying consolidated and combined statements of changes in equity and resulted in a net increase to equity of $8.4 million as of the Transaction date.

Going Concern
Going Concern
In accordance with Accounting Standards Update
2014-15,
Presentation of Financial Statements—Going Concern (Subtopic
205-40):
Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods.
In evaluating the Company’s ability to continue as a going concern, management evaluated the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements were issued (May 21, 2021). Management considered the Company’s current projections of future cash flows, current financial condition, sources of liquidity and debt obligations due on or before May 21, 2022 and believes it has the ability to meet its obligations for at least one year from the date of issuance of these financial statements.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Allocation Policies
Allocation Policies
The following allocation policies were established by management of Emmis. Unless otherwise noted, these policies were consistently applied in the historical financial statements. In the opinion of management, the methods for allocating these costs were reasonable. It is not practicable to estimate the costs that would have been incurred by us if we had been operated on a stand-alone
basis.
(i)
 Specifically Identifiable Operating Expenses
Costs which related entirely to the operations of the Stations were attributed entirely to the Stations. These expenses consisted of costs of personnel who are 100% dedicated to the operations of the Stations, all costs associated with locations that conducted only the business of the Stations and amounts paid to third parties for services rendered to the Stations. In addition, any costs incurred by Emmis, which were specifically identifiable to the operations of the Stations, were attributed to the Stations.
(ii)
 Shared Operating Expenses
Emmis incurred the cost of certain corporate general and administrative services and shared services that benefited all of its entities, including the Stations. These shared services included radio executive management, legal, accounting, information services, telecommunications, human resources, insurance, and intellectual property compliance and maintenance. These costs were allocated to the Stations based on one of the following allocation methods: (1) percentage of Company revenues, (2) percentage of Company’s radio revenues, (3) headcount, and (4) pro rata portion based on the number of stations owned by Emmis. Management determined which allocation method was appropriate based on the nature of the shared service being provided.
(iii)
 Taxes
The Stations’ allocated share of the consolidated Emmis federal tax provision was determined using the separate return method. Under the separate return method, tax expense or benefit was calculated as if the Stations were subject to their own tax returns. State income taxes generally were allocated in a similar manner. Deferred tax assets and liabilities were determined based on differences between the financial reporting and tax bases of assets and liabilities carried by the Stations, and were measured using the enacted tax rates that are expected to be in effect in the period in which these differences were expected to reverse. The principal components of deferred taxes related to tax amortization of indefinite-lived intangibles, namely FCC licenses, which are not amortized (but subject to impairment testing) for financial reporting purposes.
(iv)
 Allocated Charges
Allocations of Emmis’ costs were included in the combined condensed statements of operations of the Stations as follows:

	For the Ten Months Ended December 31, 2019	For the Year Ended December 31, 2020
Station operating expenses, excluding depreciation and amortization expense	$1,903	$—
Noncash compensation	219	—

Allocated charges from Emmis	$2,122	$—

Revenue Recognition
Revenue Recognition
The Company generates revenue from the sale of services and products including, but not limited to:
(i) on-air
commercial broadcast time,
(ii) non-traditional
revenues including event-related revenues and event sponsorship revenues, (iii) digital advertising, and (iv) outdoor advertising. Payments received from advertisers before the performance obligation is satisfied are recorded as deferred revenue. Substantially all deferred revenue is recognized within twelve months of the payment date. We do not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. Advertising revenues presented in the financial statements are reflected on a net basis, after the deduction of advertising agency fees, usually at a rate of 15% of gross revenues.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
An allowance for doubtful accounts is recorded based on management’s judgment of the collectability of receivables. When assessing the collectability of receivables, management considers, among other things, historical loss experience and existing economic conditions. Amounts are written off after all normal collection efforts have been exhausted. The activity in the allowance for doubtful accounts for the ten months ended December 31, 2019 and the year ended December 31, 2020 was as follows:

	Balance At Beginning Of Period	Provision	Write-Offs	Balance At End Of Period
Ten months ended December 31, 2019	$198	140	(181)	$157
Year ended December 31, 2020	$157	543	(197)	$503

Cash and Cash Equivalents
Cash and Cash Equivalents
MediaCo considers time deposits, money market fund shares and all highly liquid debt investment instruments with original maturities of three months or less to be cash equivalents. At times, such deposits may be in excess of FDIC insurance limits.

Property and Equipment
Property and Equipment
Property and equipment are recorded at cost. Depreciation is generally computed using the straight-line method over the estimated useful lives of the related assets, which are 30 to 39 years for buildings, the shorter of economic life or expected lease term for leasehold improvements, five to seven years for broadcasting equipment, five years for automobiles, office equipment and computer equipment, 15 years for advertising structures, and three to five years for software. Maintenance, repairs and minor renewals are expensed as incurred; improvements are capitalized. On a continuing basis, the Company reviews the carrying value of property and equipment for impairment. If events or changes in circumstances were to indicate that an asset carrying value may not be recoverable, a write-down of the asset would be recorded through a charge to operations. See below for more discussion of impairment policies related to our property and equipment. Depreciation expense for the ten months ended December 31, 2019 and year ended December 31, 2020 was $0.8 million, and $2.8 million, respectively.

Intangible Assets and Goodwill
Intangible Assets and Goodwill
Indefinite-lived Intangibles and Goodwill
Goodwill consists of the excess of the purchase price over the fair value of tangible and identifiable intangible net assets acquired. In accordance with ASC Topic 350, “
Intangibles—Goodwill and Other,”
goodwill, radio broadcasting licenses, and tradenames are not amortized, but are tested at least annually for impairment at the reporting unit level and unit of accounting level, respectively. We test for impairment annually, on October 1 of each year, or more frequently when events or changes in circumstances or other conditions suggest impairment may have occurred. Impairment exists when the asset carrying values exceed their respective fair values, and the excess is then recorded to operations as an impairment charge. See Note 10, Intangible Assets and Goodwill, for more discussion of our annual impairment tests performed during the ten-month
period ended December 31, 2019 and year ended December 31, 2020.
Definite-lived Intangibles
The Company’s definite-lived intangible assets consist of programming agreements related to our radio business and customer relationships relating to our outdoor advertising business. These are amortized over the period of time the intangible assets are expected to contribute directly or indirectly to the Company’s future cash flows.

Advertising Costs	Advertising Costs Advertising costs are expensed when incurred. Advertising expenses were $0.4 million for both the ten months ended December 31, 2019, and year ended December 31, 2020.

Asset Retirement Obligations
Asset Retirement Obligations
We are required to estimate our obligations upon the termination or non-renewal
of a lease to dismantle and remove its advertising structures from the leased land and to reclaim the site to its original condition. The Company records the present value of obligations associated with the retirement of its advertising structures in the period in which the obligation is incurred. When the liability is recorded the cost is capitalized as part of the related advertising structure’s carrying amount. Over time, accretion of the liability is recognized as an operating expense and the capitalized cost is depreciated over the expected useful life of the related asset.
The significant assumptions used in estimating the asset retirement obligation include the third-party cost of removing the asset, the cost of remediating the leased property to its original condition where required and the timing and number of lease renewals, all of which are estimated based on historical experience. The interest rate used to calculate the present value of such costs over the estimated retirement period is based on an estimated risk adjusted credit rate for the same period.

Deferred Revenue and Barter Transactions
Deferred Revenue and Barter Transactions
Deferred revenue includes deferred barter and other transactions in which payments are received prior to the performance of services (e.g., cash-in-advance
advertising). Barter transactions are recorded at the estimated fair value of the product or service received. Revenue from barter transactions is recognized when commercials are broadcast. The appropriate expense or asset is recognized when merchandise or services are used or received. Barter revenues for the ten months ended December 31, 2019, and year ended December 31, 2020 were $0.8 million, and $0.9 million, respectively. Barter expenses were $0.9 million for both periods.

Earnings Per Share
Earnings Per Share
Our basic and diluted net loss per share is computed using the two-class
method. The
two-class
method is an earnings allocation that determines net income per share for each class of common stock and participating securities according to their participation rights in dividends and undistributed earnings or losses. Shares of Series A preferred stock include rights to participate in dividends and distributions to common stockholders on an if-converted
basis, and accordingly are considered participating securities. During periods of undistributed losses however, no effect is given to our participating securities since they are not contractually obligated to share in the losses. We did not have any participating securities for the ten-month
period ended December 31, 2019, as the preferred stock only became convertible to common stock on May 25, 2020. For the ten-month
period ended December 31, 2019, the Class A shares issued to Emmis at the close of the Transaction have been assumed to be outstanding for the whole ten-month
period. The following is a reconciliation of basic and diluted net loss per share attributable to Class A and Class B common shareholders:

	For the Ten Months Ended December 31,	For the Year Ended December 31,
	2019	2020
Net income (loss)	$1,948	$(26,753)
Preferred dividends	110	2,148

Net income (loss) attributable to common shareholders	$1,838	$(28,901)

Basic and diluted weighted average Class A shares outstanding	1,667	1,683

Net income (loss) per share attributable to Class A shareholders	$0.80	$(4.07)

Basic and diluted weighted average Class B shares outstanding	631	5,411

Net income (loss) per share attributable to Class B shareholders	$0.80	$(4.07)

Because we have incurred a net loss for the period where the Company had potentially dilutive securities, diluted net loss per common share is the same as basic net loss per common share. The following convertible equity shares and restricted stock awards were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive. There were no potentially dilutive shares for the ten-month
period ended December 31, 2019 as neither the convertible promissory notes issued to Emmis and SG Broadcasting described in Note 6, nor the Series A convertible preferred stock, were convertible until May 25, 2020. The Company did not issue any restricted stock awards until the year ended December 31, 2020.

	For the Ten Months Ended December 31,	For the Year Ended December 31,
	2019	2020
Convertible Emmis promissory note	$—	$1,370
Convertible Standard General promissory notes	—	5,308
Series A convertible preferred stock	—	6,005
Restricted stock awards	—	39

Total	$—	$12,722

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequence of events that have been recognized in the Company’s financial statements or income tax returns. Income taxes are recognized during the year in which the underlying transactions are reflected in the consolidated statements of operations. Deferred taxes are provided for temporary differences between amounts of assets and liabilities as recorded for financial reporting purposes and amounts recorded for income tax purposes.
After determining the total amount of deferred tax assets, the Company determines whether it is more likely than not that some portion of the deferred tax assets will not be realized. If the Company determines that a deferred tax asset is not likely to be realized, a valuation allowance will be established against that asset to record it at its expected realizable value.

Long-Lived Tangible Assets
Long-Lived Tangible Assets
The Company periodically considers whether indicators of impairment of long-lived tangible assets are present. If such indicators are present, the Company determines whether the sum of the estimated undiscounted cash flows attributable to the assets in question is less than their carrying value. If less, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their respective fair values. Fair value is determined by discounted future cash flows, appraisals and other methods. If the assets determined to be impaired are to be held and used, the Company recognizes an impairment charge to the extent the asset’s carrying value is greater than the fair value. The fair value of the asset then becomes the asset’s new carrying value, which, if applicable, the Company depreciates or amortizes over the remaining estimated useful life of the asset.

Estimates
Estimates
The Company has been actively monitoring the
COVID-19
situation and its impact globally, as well as domestically and in the markets we serve. Our priority has been the safety of our employees, as well as the informational needs of the communities that we serve. Through the first few months of calendar 2020, the disease became widespread around the world, and on March 11, 2020, the World Health Organization declared a pandemic. In an effort to mitigate the continued spread of
COVID-19,
many federal, state and local governments have mandated various restrictions, including travel restrictions, restrictions on non-essential
businesses and services, restrictions on public gatherings and quarantining of people who may have been exposed to the virus. These restrictions, in turn, caused the United States economy to decline and businesses to cancel or reduce amounts spent on advertising, negatively impacting our advertising-based businesses. Furthermore, some of our advertisers have seen a material decline in their businesses and may not be able to pay amounts owed to us when they come due. If the spread of
COVID-19
continues, or is suppressed but later reemerges, and public and private entities continue to implement restrictive measures, we expect that our results of operations, financial condition and cash flows will continue to be negatively affected, the extent to which is difficult to estimate at this time.
The preparation of consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Due to the uncertain future impacts of the
COVID-19
pandemic and the related economic disruptions, actual results could differ from those estimates particularly as it relates to estimates reliant on forecasts and other assumptions reasonably available to the Company. The extent to which the
COVID-19
pandemic and related economic disruptions impact the Company’s business and financial results will depend on future developments including, but not limited to: (i) the continued spread, duration and severity of the
COVID-19
pandemic, (ii) the occurrence, spread, duration and severity of any subsequent wave or waves of outbreaks after the initial outbreak has subsided, (iii) the actions taken by the U.S. and foreign governments to contain the
COVID-19
pandemic, address its impact or respond to the reduction in global and local economic activity, (iv) the occurrence, duration and severity of a global, regional or national recession, depression or other sustained adverse market event, and (v) how quickly and to what extent normal economic and operating conditions can resume. The accounting matters assessed included, but were not limited to, allowance for doubtful accounts, our ability to realize our deferred tax assets, and the carrying value of goodwill, FCC licenses and other long-lived assets.
As discussed in Note 13, during 2020, as a result of a sharp deterioration of business activity related to the
COVID-19
pandemic and the significant operating losses we incurred, we were unable to conclude that it was more likely than not that we would be able to realize our deferred tax assets; accordingly, we recorded a $18.8 million valuation allowance against these assets. The Company’s future assessment of the magnitude and duration of
COVID-19,
as well as other factors, could result in material changes to the estimates and material impacts to the Company’s condensed consolidated and combined financial statements in future reporting periods.

Reclassification	Reclassifications Certain amounts for the ten-month period ended December 31, 2019 have been reclassified to conform to the current year presentation.

Recent Accounting Standards Updates
Recent Accounting Standards Updates
On March 1, 2019, the stations adopted Accounting Standard Update
2016-02, Leases,
using the modified retrospective approach, applied at the beginning of the period of adoption, and we elected the package of transitional practical expedients. The adoption of this standard resulted in recording operating lease liabilities of approximately $14.9 million as of March 1, 2019, along with a corresponding right-of-use
asset. The implementation of this standard did not have an impact on our consolidated and combined statements of operations. See Note 9 for more discussion of the Company’s leases.

Recent Accounting Pronouncements Not Yet Implemented
Recent Accounting Pronouncements Not Yet Implemented
In June 2016, the Financial Accounting Standards Board issued Accounting Standards Update
2016-13,
 Financial Instruments – Credit Losses
, which introduces new guidance for an approach based on using expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale
debt securities and provides a simplified accounting model for purchased financial assets with credit deterioration since their origination. Instruments in scope include loans, held-to-maturity
debt securities and net investments in leases as well as reinsurance and trade receivables. This standard will be effective for us as of January 1, 2023. We are currently evaluating the impact that the adoption of the new standard will have on our consolidated and combined financial statements.